Stock Transactions and Options	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Stock Transactions and Options
Note 2 - Stock Options

A summary of stock options is as follows:

	Options	Weighted Avg. Exercise Price	Warrants	Weighted Avg. Exercise Price
Outstanding December 31, 2013	3,467,000	$0.62	-	$-
Granted	35,500	0.70	-	-
Cancelled	(22,500)	0.70	-	-
Exercised	-	-	-	-
Outstanding March 31, 2014	3,480,000	$0.62	-	$-

Note 2 - Stock Transactions

The Series A preferred stock is convertible into 4,779,460 shares of our common stock, and the Series A preferred stock, by its terms, shall convert into common stock on a one-to-one basis (subject to adjustment) once the cumulative dividends paid with regard to such stock equal to original principal value of $1.00 per share. In the event of liquidation, the holders of our Series A preferred stock would receive priority liquidation payments before payments to common shareholders equal to the amount of the stated value of the preferred stock before any distributions would be made to our common shareholders. The preferred stockholders have the right, by majority vote of the shares of preferred stock, to generally approve any issuances by us of equity that is senior to or equal in rights to the preferred stock.

We are required by the terms of our Series A preferred stock to declare dividends each calendar quarter in an aggregate amount equal to one-third of our adjusted net cash from operating activities reduced by any principal amount of debt repayment in such calendar quarter to institutional lenders and other secured creditors. Dividends of $583,227 and $433,696 were paid for the years ended December 31, 2013 and 2012 respectively. A dividend of $456,289 will be paid in the second quarter of 2014 to preferred shareholders of record as of December 31, 2013.

Stock transactions in fiscal year ended December 31, 2013

We issued 90,000 shares at $0.50 per share to two employees as compensation. The market value of the stock at the date of issuance was $0.55 per share.

On September 30, 2013 the Company issued 41,327,516 shares to Black Raven Energy, Inc. shareholders in exchange for their shares of Black Raven Energy, Inc. common shares. (See Note 5).

Stock transactions in fiscal year ended December 31, 2012

We issued 60,000 shares at $0.77 per share to an Investor Relations firm in exchange for services. The market value of the stock at the date of issuance was $0.77 per share. We also issued 75,000 shares to a Director of the Company for services and 40,000 shares to an employee of the Company. The market price at the date of issuance for these shares was $0.60 and $0.78 respectively.

On November 30, 2012 the Company purchased two million shares of stock from a shareholder of the Company for $323,035 in cash (including an option payment that we previously made to the selling stockholder) and a note payable of $825,000 bearing interest at a rate per annum of twenty-four hundredths percent (0.24%) (See Note 13).

Option transactions

Officers (including officers who are members of the Board of Directors), directors, employees and consultants are eligible to receive options under our stock option plans.  We administer the stock option plans and we determine those persons to whom options will be granted, the number of options to be granted, the provisions applicable to each grant and the time periods during which the options may be exercised.  No options may be granted more than ten years after the date of the adoption of the stock option plans.

Each option granted under the stock option plans will be exercisable for a term of not more than ten years after the date of grant.  Certain other restrictions will apply in connection with the plans when some awards may be exercised.  In the event of a change of control (as defined in the stock option plans), the vesting date on which all options outstanding under the stock option plans may first be exercised will be accelerated.  Generally, all options terminate 90 days after a change of control.

2000-2001 Stock Option Plan

The Board of Directors approved a stock option plan and our stockholders ratified the plan on September 25, 2000.  The total number of options that can be granted under the plan is 200,000 shares.

Stock Incentive Plan

The Board of Directors approved the EnerJex Resources, Inc. Stock Option Plan on August 1, 2002 (the "2002-2003 Stock Option Plan"). Originally, the total number of options that could be granted under the 2002-2003 Stock Option Plan was not to exceed 400,000 shares. In September 2007 our stockholders approved a proposal to amend and restate the 2002-2003 Stock Option Plan to increase the number of shares issuable to 1,000,000.  On October 14, 2008 our stockholders approved a proposal to amend and restate the 2002-2003 Stock Option Plan to (i) rename it the EnerJex Resources, Inc. Stock Incentive Plan (the "Stock Incentive Plan"), (ii) increase the maximum number of shares of our common stock that may be issued under the Stock Incentive Plan from 1,000,000 to 1,250,000, and (iii) add restricted stock as an eligible award that can be granted under the Stock Incentive Plan.

On December 31, 2010 we granted 900,000 options that vest ratably over a 48 month period and are exercisable at $0.40 per share to an Officer of the company.  The term of the options is 5 years. The fair value of the options as calculated using the Black-Scholes model was $307,751.  The amount recognized as expense in the years ended December 31, 2012 and 2011 was $76,938 respectively and the amount of expense to be recognized in future periods is $153,876. There are 675,000 and 450,000 options vested at December 31, 2013 and December 31, 2012 respectively.

On December 1, 2012 we granted 785,000 options to four employees of the Company, 33% of which vest after one year.  The remaining options vest monthly over a two year period. The fair value of the options on the date of the grant was calculated using the Black-Scholes model was $167,032 using the following weighted average assumptions: exercise price of $0.70 per share; common stock price of $0.56 per share; volatility of 67%; term of three years; dividend yield of 0%; interest rate of .47%. The amount recognized as expense in the year ended December 31, 2012 was $18,825 and the amount of expense to be recognized in future periods is $148,208.  At December 31, 2013 approximately 350,000 options were vested.  None of the options were vested at December 31, 2012.

On June 6, 2013, stockholders approved the adoption of the 2013 Stock Incentive Plan, reserving 5,000,000 shares of common stock under the plan.  Neither the 2000/2001 Stock Option Plan nor the Stock Incentive Plan had sufficient shares to cover options that we intend to grant and those plans are dated and would not allow us to grant tax-qualified incentive stock options. The 2013 Stock Incentive Plan reserves 5,000,000 shares of our common stock for the granting of options and issuance of restricted shares to our employees, officers, directors, and consultants.

In 2013, we granted 1,787,000 options to thirteen employees. These options were issued throughout the year.  Thirty-three percent of these options vest one year after the date of the grant.  The remaining options vest ratably each month over a two year period.  The fair value of the option on the date of the grant was calculated using the Black-Scholes model was $376,103 using the following weighted average assumptions: exercise price of $0.70 per share; common stock price of ranging from $0.53 to $0.56 per share; volatility ranging from 67% to 72%; term of three years; dividend yield of 0%; interest rate of .47%. The amount recognized as expense in the year ended December 31, 2013 was $33,267 and the amount of expense to be recognized in future periods is $342,836. None of these options were vested at December 31, 2013.

Warrant Transactions

On March 31, 2011, we granted 2,838,330 Warrants to each investor that entered into the Securities Purchase Agreement for additional consideration, each investor received a stock purchase warrant to purchase 1 share of common stock at a price of $0.90 per share, for each 2 shares of common stock purchased.

Each Warrant was exercisable until December 31, 2011. The fair value at the date of the grant was calculated using the Black-Scholes model and totaled $74,164, using the following weighted average assumptions:  exercise price of $0.90 per share; common stock price of $0.85 per share; volatility of 42%; term of nine months; dividend yield of 0%; interest rate of 0.30%.  On December 31, 2011 the warrants were extended for an additional nine months to expire September 30, 2012. The fair value at the date of the extension was calculated using the Black-Scholes model and totaled $154,676, using the following weighted average assumptions:  exercise price of $0.90 per share; common stock price of $0.90 per share; volatility of 71%; term of nine months; dividend yield of 0%; interest rate of 0.25%.  The amount recognized as expense in the year ended December 31, 2011 was based on an estimate of the number of warrants that would be exercised and totaled $228,840. On September 30, 2012 the warrants were cancelled unexercised.

On May 31, 2012, we granted 250,000 Warrants to an investor relations firm for investor relations services to be performed over the next two years. Each warrant is exercisable until May 31, 2014. The fair value at the date of grant was calculated using the Black-Scholes model and totaled approximately $86,000 using the following assumptions. The exercise price is $0.70 per share. The market price of our stock at the grant date was $0.75 per share. We assumed volatility of 82%, a dividend yield of 0.0%, an interest rate of 0.30% and a two year term.  On January 3, 2013, we granted 300,000 Warrants to an investor relations firm for investor relations services to be performed over the next year.  The fair value at the date of grant was calculated using the Black-Scholes model and totaled approximately $41,000 using the following assumptions. The exercise price is $0.70 per share. The market price of our stock at the grant date was $0.50 per share. We assumed volatility of 77%, a dividend yield of 0.0%, an interest rate of 0.27% and a two year term. In the fourth quarter of 2013 all 550,000 warrants were cancelled unexercised.

A summary of stock options and warrants is as follows:

		Weighted Ave.		Weighted Ave.
	Options	Exercise Price	Warrants	Exercise Price

Outstanding January 1, 2012	900,000	$0.40	2,838,330	$0.90
Granted	785,000	0.70	250,000	0.70
Cancelled	-	-	(2,838,330)	(0.90)
Exercised	-	-	-	-
Outstanding December 31, 2012	1,685,000	$0.54	250,000	$0.70
Granted	1,787,000	0.70	300,000	0.70
Cancelled	(5,000)	(0.70)	(550,000)	(0.70)
Exercised	-	-	-	-
Outstanding December 31, 2013	3,467,000	$0.62	-	$-